Business combinations - Additional information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 23, 2020 USD ($)	Oct. 30, 2020 USD ($) shares $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 30, 2020 $ / shares
Disclosure of detailed information about business combination [line items]
Repayments of borrowings	$ 278		$ 299	$ 14,055
forMetris
Disclosure of detailed information about business combination [line items]
Total consideration		$ 6,417
Paid in cash		$ 2,624
Number of shares issued | shares		29,024
Paid in Common Shares of the Company		$ 1,163
Fair value price per share (in cad per share) | (per share)		$ 40.07			$ 53.38
Deferred cash consideration payable		$ 2,630
Deferred cash consideration payable, performance period		3 years
Contingent consideration			$ 2,630
Earn-out payments, period		3 years